INVESTMENT PROPERTIES - Sensitivity Analysis (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
DR
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
DR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 934
DR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	387
DR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	463
DR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 84
TCR
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
TCR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,396
TCR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	601
TCR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	680
TCR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	115
DR and TCR, or ICR | Property
Disclosure of fair value measurement of assets [line items]
Total	2,254
DR and TCR, or ICR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	973
DR and TCR, or ICR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	1,028
DR and TCR, or ICR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 253